Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Muliang Viagoo Technology, Inc (“Muliang Viagoo”), formerly known as M & A Holding Corporation., Mullan Agritech Inc., and Muliang Agritech Inc. was incorporated under the laws of the State of Nevada on November 5, 2014. Muliang Viagoo’s core business activities of developing, manufacturing, and selling organic fertilizers and bio-organic fertilizers for use in the agricultural industry are conducted through several indirectly owned subsidiaries in China.

On June 9, 2016, M & A Holding Corporation filed a Certificate of Amendment to its Articles of Incorporation (the “Amendment”) with the Secretary of State of the State of Nevada, changing its name from “M & A Holding Corporation,” to “Mullan Agritech, Inc.”

On July 11, 2016, the Financial Industry Regulatory Authority (FINRA) effected in the marketplace the change of the corporate name from “M & A Holding Corporation” to “Mullan Agritech, Inc.” and effective on such date.

On April 4, 2019, the Company changed its corporate name from “Mullan Agritech Inc.” to “Muliang Agritech Inc.” The name change took effect on May 7, 2019. In connection with the name change, our stock symbol changed to “MULG”.

On June 26, 2020, Muliang Agritech, Inc. filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada, changing its name from “Muliang Agritech, Inc.” to “Muliang Viagoo Technology, Inc.”. The Company will trade under the new name upon approval by FINRA.

History

Shanghai Muliang Industry Co., Ltd. (referred to herein as “Muliang Industry”) was incorporated in PRC on December 7, 2006 as a limited liability company, owned 95% by Lirong Wang and 5% by Zongfang Wang. Muliang Industry through its own operations and subsidiaries is engaged in developing, manufacturing, and selling organic fertilizers and bio-organic fertilizers for use in the agricultural industry.

On May 27, 2013, Muliang Industry entered into and consummated an equity purchase agreement whereby it acquired 99% of the outstanding equity of Weihai Fukang Bio-Fertilizer Co., Ltd. (“Fukang”), a corporation organized under the laws of the People’s Republic of China. Fukang was incorporated in Weihai City, Shandong Province on January 6, 2009. Fukang is focused on the distribution of organic fertilizers and the development of new bio-organic fertilizers. As a result of the completion of the transaction, Fukang became a 99% owned subsidiary of Muliang Industry, with the remaining 1% equity interest owned by Mr. Hui Song.

On July 11, 2013, Muliang Industry established a wholly-owned subsidiary, Shanghai Muliang Agritech Development Co., Ltd. (“Agritech Development”) in Shanghai, China. On November 6, 2013, Muliang Industry sold 40% of the outstanding equity of Agritech Development to Mr. Jianping Zhang for consideration of approximately $65,000 or RMB 400,000. Agritech Development does not currently conduct any operations.

On July 17, 2013, Muliang Industry entered into an equity purchase agreement to acquire 100% of the outstanding equity of Shanghai Zongbao Environmental Construction Co., Ltd. (“Shanghai Zongbao”) with consideration of approximately $3.2 million or RMB 20 million, effectively becoming the wholly-owned subsidiary of Muliang Industry. Shanghai Zongbao was incorporated in Shanghai on January 25, 2008. Shanghai Zongbao processes and distributes organic fertilizers. Shanghai Zongbao wholly owns Shanghai Zongbao Environmental Construction Co., Ltd. Cangzhou Branch (“Zongbao Cangzhou”).

On August 21, 2014, Muliang Agricultural Limited (“Muliang HK”) was incorporated in Hong Kong as an investment holding company.

January 27, 2015, Muliang HK incorporated a wholly foreign-owned enterprise, Shanghai Mufeng Investment Consulting Co., Ltd (“Shanghai Mufeng”), in the People’s Republic of China (“PRC”).

On July 8, 2015, Muliang Viagoo entered into certain stock purchase agreement with Muliang HK, pursuant to which Muliang Viagoo, for a consideration of $5,000, acquired 100% interest in Muliang HK and its wholly-owned subsidiary Shanghai Mufeng. Both Muliang HK and Shanghai Mufeng are controlled by the Company’s sole officer and director, Lirong Wang.

On July 23, 2015, Muliang Industry established a wholly-owned subsidiary, Shanghai Muliang Agricultural Sales Co., Ltd. (“Muliang Sales”) in Shanghai, China.

On September 3, 2015, Muliang Viagoo effected a split of its outstanding common stock resulting in an aggregate of 150,525,000 shares outstanding, of which 120,000,000 were owned by Chenxi Shi, the founder of Muliang Viagoo and its sole officer and director. The remaining 30,525,000 were held by a total of 39 investors.

On January 11, 2016, Muliang Viagoo issued 129,475,000 shares of its common stock to Lirong Wang for an aggregate consideration of $64,737.50. On the same date, Chenxi Shi, the sole officer and director of Muliang Viagoo, transferred 120,000,000 shares of common stock of the Company held by him to Lirong Wang for $800 pursuant to a transfer agreement.

On February 10, 2016, Shanghai Mufeng entered into a set of contractual agreements known as Variable Interest Entity (“VIE”) Agreements, including (1) Exclusive Technical Consulting and Service Agreement, (2) Equity Pledge Agreement, and (3) Call Option Cooperation Agreement, with Muliang Industry, and its Principal Shareholders. As a result of the Stock Purchase Agreement and the set of VIE Agreements, Shanghai Muliang Industry Co., Ltd. and its consolidated subsidiaries became entities controlled by Muliang Viagoo, whereby Muliang Viagoo would derive all substantial economic benefits generated by Muliang Industry and its subsidiaries.

As a result, Muliang Viagoo has a direct wholly-owned subsidiary, Muliang HK, and an indirect wholly-owned subsidiary Shanghai Mufeng. In addition, through its VIE Agreements, Muliang Viagoo exercises control over Muliang Industry. Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly-owned subsidiary Zongbao Cangzhou.

On June 6, 2016, Muliang Industry established a wholly-owned subsidiary, namely, Muliang (Ningling) Bio-chemical Fertilizer Co. Ltd (“Ningling Fertilizer”) in Henan Province. Ningling Fertilizer is set up for a new production line of bio-chemical fertilizer and has not begun any operation yet.

On July 7, 2016, Muliang Industry established a subsidiary, namely, Zhonglian Huinong (Beijing) Technology Co., Ltd (“Zhonglian”) in Beijing City, China. Muliang Industry owns 65% shares of Zhonglian, and a third-party company, Zhongrui Huilian (Beijing) Technology Co., Ltd, owns the other 35% shares. Zhonglian is to develop and operate an online agricultural products trading platform.

On October 27, 2016, Muliang Industry established a subsidiary, Yunnan Muliang Animal Husbandry Development Co., Ltd (“Yunnan Muliang”) in Yunnan Province, China. Muliang Industry owns 55% shares of Yunnan Muliang, and a third-party company, Shuangbai County Development Investment Co., Ltd., owns the other 45% shares. Yunnan Muliang was set up for the sales development of West China.

On October 12, 2017, the Company canceled the registration of Ningling with the administrative authorities for Industry and Commerce. Ningling has historically been reported as a component of our operations and incurred $33,323 to loss before income taxes provisions for the year ended December 31, 2017. The termination does not constitute a strategic shift that will have a major effect on our operations or financial results. As such, the termination is not classified as discontinued operations in our consolidated financial statements.

On June 19, 2020, the Company entered into a Share Exchange Agreement with Viagoo Pte Ltd. and all the shareholders of Viagoo for the acquisition of 100% equity interest of Viagoo. Pursuant to the SEA, Muliang shall purchase from Viagoo Shareholders all of Viagoo Shareholder’s right, title and interest in and to the Viagoo’s capital stock. The aggregate purchase price for the Shares was US$2,830,800, paid in 1,011,000 shares of the Company’s restricted common stock, valued at $2.80 per share.

Muliang HK, Shanghai Mufeng, Muliang Industry, Shanghai Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Agritech Development, Yunnan Muliang, Zhonglian, and Viagoo are referred to as subsidiaries. The Company and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock, the change of corporate name from “Mullan Agritech Inc.” to “Muliang Agritech Inc.”, and the creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock.

On April 5, 2019, we filed a Certificate of Amendment to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the Name Change and to authorize the creation of Blank Check Preferred Stock. As a result, the Company’s capital stock consists of 500,000,000 shares of common stock, $0.0001 par value, and 100,000,000 shares of blank check preferred stock, $0.0001 par value. To the fullest extent permitted by the laws of the State of Nevada, as the same now exists or may hereafter be amended or supplemented, the Board of Directors may fix and determine the designations, rights, preferences, or other variations of each class or series within each class of preferred stock of the Company. The Company may issue the shares of stock for such consideration as may be fixed by the Board of Directors.

On April 16, 2019, we filed a Certificate of Change to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the reverse stock split. Any fractional shares are to be rounded up to whole shares. The reverse stock split does not affect the par value or the number of authorized shares of common stock of the Company.

The reverse stock split and the name change took effect on May 7, 2019. In connection with the name change, our stock symbol changed to “MULG.”

On June 19, 2020, Muliang Agritech Inc. entered into a Share Exchange Agreement with Viagoo Pte Ltd. (“Viagoo”) and all the shareholders of Viagoo for the acquisition of 100% equity interest of Viagoo.

On June 26, 2020, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada, changing its name from “Muliang Agritech, Inc.” to “Muliang Viagoo Technology, Inc.”

Viagoo is a Singapore-based logistics sharing platform that enables shippers and carriers to share and optimize resources to lower costs and increase efficiency. From last-mile delivery to cross-border transportation, the platform provides digital transaction contracts for customers to source for service providers to deliver goods and services conveniently. Viagoo partners with various Singapore agencies to promote the platform to support urban logistics need in Singapore, such as Enterprise Singapore, a government agency to support Singapore small and medium businesses, and Singapore Logistics Association.

Pursuant to the SEA, Muliang shall purchase from Viagoo Shareholders all of Viagoo Shareholder’s right, title and interest in and to the Viagoo’s capital stock. The aggregate purchase price for the Shares was US$2,830,800, paid in 1,011,000 shares of the Company’s restricted common stock, valued at $2.80 per share. The Company recognized $673,278 in goodwill as a result of this transaction.

Management determined that the results of operations of Viagoo from June 19, 2020, to June 30, 2020, were not material to the Company’s consolidated results of operations, and as a result, has excluded them from the Company’s consolidated results of operations and cash flows for the six months ended June 30, 2020.

Muliang Viagoo Technology Inc, Muliang HK, Shanghai Mufeng, Muliang Industry, Shanghai Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Agritech Development, Yunnan Muliang, Zhonglian, and Viagoo are referred to as subsidiaries. The Company and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

The consolidated financial statements were prepared assuming that the Company has controlled Muliang HK and its intermediary holding companies, operating subsidiaries, and variable interest entities: Shanghai Mufeng, Muliang Industry, Shanghai Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Heilongjiang, and Agritech Development, from the first period presented. The transactions detailed above have been accounted for as reverse takeover transactions and a recapitalization of the Company; accordingly, the Company (the legal acquirer) is considered the accounting acquiree, and Muliang HK (the legal acquiree) is considered the accounting acquirer. No goodwill has been recorded for these transactions. As a result of this transaction, the Company is deemed to be a continuation of the business of Muliang HK, Shanghai Mufeng, and Muliang Industry.

Liquidity and Going Concern

As reflected in the accompanying consolidated financial statements, we had a net income of $1,393,597 and $1,525,631 for the nine months ended September 30, 2022, and 2021, respectively. Our cash balances as of September 30, 2022, and December 31, 2021, were $240,801 and $38,013, respectively. We had current liabilities of $9,925,853 and $13,770,110 on September 30, 2022, and December 31, 2021, which would be due within the next 12 months. In addition, we had a net current assets (working capital) of $6,626,068 and $5,403,720 at September 30, 2022 and December 31, 2021, respectively.

According to the normal operation, the company does not have problems with business sustainability. But the new covid-19 pandemic from the beginning of 2020 greatly impacts the company’s operation. In 2021, the company’s sales had declined, and the recovery of accounts receivable was slow. As a result, the Company has taken the following measures :(1) while actively opening up new markets and new customers, the Company have increased the collection of accounts receivable and strive to control the turnover days of accounts receivable to be within 90 days at the end of 2022;(2) In 2021, the company has completed the disposal of Shanghai industrial land transfer transaction and paid off all loans.

Because the company is gradually recovering the accounts receivables affected by the Covid-19, and the sales are gradually returning to the normal level, the company’s current cash revenue and expenditure are normal, which did not affect the normal operation. Now, after Covid-19, the company has no problems with business sustainability. IPO financing will be used for new investments to expand the operating scale and does not affect the existing operating scale.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Muliang Viagoo Technology, Inc (“Muliang Viagoo”), formerly known as M & A Holding Corporation., Mullan Agritech Inc. and Muliang Agritech Inc. was incorporated under the laws of the State of Nevada on November 5, 2014. Muliang Viagoo’s core business activities of developing, manufacturing, and selling organic fertilizers and bio-organic fertilizers for use in agricultural industry are conducted through several indirectly owned subsidiaries in China.

On June 9, 2016, M & A Holding Corporation filed a Certificate of Amendment to its Articles of Incorporation (the “Amendment”) with the Secretary of State of the State of Nevada, changing its name from “M & A Holding Corporation,” to “Mullan Agritech, Inc.”

On July 11, 2016, the Financial Industry Regulatory Authority (FINRA) effected in the marketplace the change of the corporate name from “M & A Holding Corporation,” to “Mullan Agritech, Inc.”, and effective on such date.

On April 4, 2019, the Company changed its corporate name from “Mullan Agritech Inc.” to “Muliang Agritech Inc.” The name change took effect on May 7, 2019. In connection with the name change, our stock symbol changed to “MULG”.

On June 26, 2020, Muliang Agritech, Inc. filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of the State of the State of Nevada, changing its name from “Muliang Agritech, Inc.” to “Muliang Viagoo Technology, Inc.”. The Company will trade under the new name upon approval by FINRA.

History

Shanghai Muliang Industry Co., Ltd. (referred to herein as “Muliang Industry”) was incorporated in PRC on December 7, 2006 as a limited liability company, owned 95% by Lirong Wang and 5% by Zongfang Wang. Muliang Industry through its own operations and its subsidiaries is engaged in the business of developing, manufacturing and selling organic fertilizers and bio-organic fertilizers for use in the agricultural industry.

On May 27, 2013, Muliang Industry entered into and consummated an equity purchase agreement whereby it acquired 99% of the outstanding equity of Weihai Fukang Bio-Fertilizer Co., Ltd. (“Fukang”), a corporation organized under the laws of the People’s Republic of China. Fukang was incorporated in Weihai City, Shandong Province on January 6, 2009. Fukang is focused on the distribution of organic fertilizers and the development of new bio-organic fertilizers. As a result of the completion of the transaction, Fukang became a 99% owned subsidiary of Muliang Industry, with the remaining 1% equity interest owned by Mr. Hui Song.

On July 11, 2013, Muliang Industry established a wholly owned subsidiary, Shanghai Muliang Viagoo Development Co., Ltd. (“Agritech Development”) in Shanghai, China. On November 6, 2013, Muliang Industry sold 40% of the outstanding equity of Agritech Development to Mr. Jianping Zhang for consideration of approximately $65,000 or RMB 400,000. Agritech Development does not currently conduct any operations.

On July 17, 2013, Muliang Industry entered into an equity purchase agreement to acquire 100% of the outstanding equity of Shanghai Zongbao Environmental Construction Co., Ltd. (“Shanghai Zongbao”) with consideration of approximately $3.2 million or RMB 20 million, effectively becoming the wholly-owned subsidiary of Muliang Industry. Shanghai Zongbao was incorporated in Shanghai on January 25, 2008. Shanghai Zongbao processes and distributes organic fertilizers. Shanghai Zongbao wholly owns Shanghai Zongbao Environmental Construction Co., Ltd. Cangzhou Branch (“Zongbao Cangzhou”).

On August 21, 2014, Muliang Agricultural Limited (“Muliang HK”) was incorporated in Hong Kong as an investment holding company.

January 27, 2015, Muliang HK incorporated a wholly foreign-owned enterprise, Shanghai Mufeng Investment Consulting Co., Ltd (“Shanghai Mufeng”), in China

On July 8, 2015, Muliang Viagoo entered into certain stock purchase agreement with Muliang HK, pursuant to which Muliang Viagoo, for a consideration of $5,000, acquired 100% interest in Muliang HK and its wholly-owned subsidiary Shanghai Mufeng. Both Muliang HK and Shanghai Mufeng are controlled by the Company’s sole officer and director, Lirong Wang.

On July 23, 2015, Muliang Industry established a wholly owned subsidiary, Shanghai Muliang Agricultural Sales Co., Ltd. (“Muliang Sales”) in Shanghai, China.

On September 3, 2015, Muliang Viagoo effected a split of its outstanding common stock resulting in an aggregate of 150,525,000 shares outstanding of which 120,000,000 were owned by Chenxi Shi, the founder of Muliang Viagoo and its sole officer and director. The remaining 30,525,000 were held by a total of 39 investors.

On January 11, 2016, Muliang Viagoo issued 129,475,000 shares of its common stock to Lirong Wang for an aggregate consideration of $64,737.50. On the same date, Chenxi Shi, the sole officer and director of Muliang Viagoo on that date, transferred 120,000,000 shares of common stock of the Company held by him to Lirong Wang for $800 pursuant to a transfer agreement.

On February 10, 2016, Shanghai Mufeng entered into a set of contractual agreements known as Variable Interest Entity (“VIE”) Agreements, including (1) Exclusive Technical Consulting and Service Agreement, (2) Equity Pledge Agreement, and (3) Call Option Cooperation Agreement, with Muliang Industry, and its Principal Shareholders. As a result of the Stock Purchase Agreement and the set of VIE Agreements, Shanghai Muliang Industry Co., Ltd., along with its consolidated subsidiaries, became entities controlled by Muliang Viagoo, whereby Muliang Viagoo would derive all substantial economic benefit generated by Muliang Industry and its subsidiaries.

As a result, Muliang Viagoo has a direct wholly-owned subsidiary, Muliang HK and an indirectly wholly owned subsidiary Shanghai Mufeng. Through its VIE Agreements, Muliang Viagoo exercises control over Muliang Industry. As a result, Muliang Industry has two wholly-owned subsidiaries (Shanghai Zongbao and Muliang Sales), one 99% owned subsidiary (Fukang), one 60% owned subsidiary (Agritech Development), and one indirectly wholly owned subsidiary Zongbao Cangzhou.

On June 6, 2016, Muliang Industry established a wholly-owned subsidiary, namely, Muliang (Ningling) Bio-chemical Fertilizer Co. Ltd (“Ningling Fertilizer”) in Henan Province. Ningling Fertilizer is setup for a new production line of bio-chemical fertilizer and has not begun any operation yet.

On July 7, 2016, Muliang Industry established a subsidiary, namely, Zhonglian Huinong (Beijing) Technology Co., Ltd (“Zhonglian”) in Beijing City, China. Muliang Industry owns 65% shares of Zhonglian, and a third-party company, Zhongrui Huilian (Beijing) Technology Co., Ltd owns the other 35% shares. Zhonglian is to develop and operate an online agricultural products trading platform.

On October 27, 2016, Muliang Industry established a subsidiary, namely, Yunnan Muliang Animal Husbandry Development Co., Ltd (“Yunnan Muliang”) in Yunnan Province, China. Muliang Industry owns 55% shares of Yunnan Muliang, and a third-party company, Shuangbai County Development Investment Co., Ltd. owns the other 45% shares. Yunnan Muliang was setup for the sales development of West China.

On October 12, 2017, the Company canceled the registration of Ningling with the administration authorities for Industry and Commerce. Ningling has historically been reported as a component of our operations and incurred $33,323 to loss before income taxes provisions for the year ended December 31, 2017. The termination does not constitute a strategic shift that will have a major effect on our operations or financial results and as such, the termination is not classified as discontinued operations in our consolidated financial statements.

On June 19, 2020, the Company entered into a Share Exchange Agreement with Viagoo Pte Ltd. and all the shareholders of Viagoo for the acquisition of 100% equity interest of Viagoo. Pursuant to the SEA, Muliang shall purchase from Viagoo Shareholders all of Viagoo Shareholder’s right, title and interest in and to the Viagoo’s capital stock. The aggregate purchase price for the Shares was US$2,830,800, paid in 1,011,000 shares of the Company’s restricted common stock, valued at $2.80 per share.

Muliang HK, Shanghai Mufeng, Muliang Industry, Shanghai Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Agritech Development, Yunnan Muliang, Zhonglian, and Viagoo are referred to as subsidiaries. The Company and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock, the change of corporate name from “Mullan Agritech Inc.” to “Muliang Viagoo Inc.”, and the creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock.

On April 5, 2019, we filed a Certificate of Amendment to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the Name Change and to authorize the creation of Blank Check Preferred Stock. As a result, the capital stock of the Company consists of 500,000,000 shares of common stock, $0.0001 par value, and 100,000,000 shares of blank check preferred stock, $0.0001 par value. To the fullest extent permitted by the laws of the State of Nevada, as the same now exists or may hereafter be amended or supplemented, the Board of Directors may fix and determine the designations, rights, preferences or other variations of each class or series within each class of preferred stock of the Company. The Company may issue the shares of stock for such consideration as may be fixed by the Board of Directors.

On April 16, 2019, we filed a Certificate of Change to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the reverse stock split. Any fractional shares are to be rounded up to whole shares. The reverse stock split does not affect the par value or the number of authorized shares of common stock of the Company.

The reverse stock split and the name change took effect on May 7, 2019. In connection with the name change, our stock symbol changed to “MULG.”

On June 19, 2020, Muliang Agritech Inc. entered into a Share Exchange Agreement with Viagoo Pte Ltd. (“Viagoo”) and all the shareholders of Viagoo for the acquisition of 100% equity interest of Viagoo.

On June 26, 2020, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of the State of the State of Nevada, changing its name from “Muliang Agritech, Inc.” to “Muliang Viagoo Technology, Inc.”.

Viagoo is a Singapore-based logistics sharing platform that enables shippers and carriers to share and optimize resources to lower cost and increase efficiency. From last mile delivery to cross border transportation, the platform provides digital transaction contracts for customers to source for service providers to deliver goods and services in a convenient manner. Viagoo partners with various Singapore agencies to promote the platform to support urban logistics need in Singapore, such as Enterprise Singapore, a government agency to support Singapore small and medium businesses, and Singapore Logistics Association.

Pursuant to the SEA, Muliang shall purchase from Viagoo Shareholders all of Viagoo Shareholder’s right, title and interest in and to the Viagoo’s capital stock. The aggregate purchase price for the Shares was US$2,830,800, paid in 1,011,000 shares of the Company’s restricted common stock, valued at $2.80 per share. The Company recognized $673,278 in goodwill as result of this transaction.

Management determined that the results of operations of Viagoo from June 19, 2020, to June 30, 2020, were not material to the Company’s consolidated results of operations, and as a result, has excluded them from the Company’s consolidated results of operations and cash flows for the six months ended June 30, 2020.

Muliang Agritech, Muliang HK, Shanghai Mufeng, Muliang Industry, Shanghai Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Agritech Development, Yunnan Muliang, Zhonglian, and Viagoo are referred to as subsidiaries. The Company and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

The consolidated financial statements were prepared assuming that the Company has controlled Muliang HK and its intermediary holding companies, operating subsidiaries, and variable interest entities: Shanghai Mufeng, Muliang Industry, Shanghai Zongbao, Zongbao Cangzhou, Muliang Sales, Fukang, Heilongjiang, and Agritech Development, from the first period presented. The transactions detailed above have been accounted for as reverse takeover transaction and a recapitalization of the Company; accordingly, the Company (the legal acquirer) is considered the accounting acquiree and Muliang HK (the legal acquiree) is considered the accounting acquirer. No goodwill has been recorded for these transactions. As a result of this transaction, the Company is deemed to be a continuation of the business of Muliang HK, Shanghai Mufeng, and Muliang Industry.

Liquidity

As reflected in the accompanying consolidated financial statements, we had net accumulated deficit of $6,876,227 and $8,596,332 as of December 31, 2021 and December 31, 2020, respectively. Our cash balances as of December 31, 2021 and December 31, 2020 were $38,013 and $348,834, respectively. We had current liability of $13,770,110 at December 31, 2021 which would be due within the next 12 months. In addition, we had net working capital of $5,403,720 and $5,145,436 at December 31, 2021 and 2020, respectively.

According to the normal operation, the company does not have problems with business sustainability. But the new covid-19 pandemic from the beginning of 2020 greatly impacts the company’s operation. In 2020 and 2021, the company’s sales had declined, and the recovery of accounts receivable was slow. As a result, the Company has taken the following measures :(1) while actively opening up new markets and new customers, the Company have increased the collection of accounts receivable and strive to control the turnover days of accounts receivable to be within 90 days at the end of 2021;(2) As of the period end, the company has completed the disposal of Shanghai industrial land transfer transaction and paid off all loans.

Because the company is gradually recovering the accounts receivables affected by the Covid-19, and the sales are gradually returning to the normal level, the company’s current cash revenue and expenditure are normal, which did not affect the normal operation. Now, after Covid-19, the company has no problems with business sustainability. IPO financing will be used for new investments to expand the operating scale and does not affect the existing operating scale.